Investment Strategy - Regan Total Return Income Fund	Jan. 31, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
Under normal circumstances, the Fund will invest at least 80% of its net assets in mortgage-backed securities (“MBS”). MBS is a type of income-producing asset-backed debt secured by a mortgage or collection of mortgages and includes residential MBS (“RMBS”), which are securities issued, secured, or collateralized by government sponsored entities (“agency MBS”) or private entities (“non-agency MBS”) and backed by residential mortgages. In seeking to meet its objective, the Fund will primarily invest in RMBS that is non-agency MBS. Non-agency MBS are issued by non-governmental issuers such as commercial banks, savings and loan institutions, mortgage bankers, and private mortgage insurance companies. Some of the agency MBS that the Fund may hold are not guaranteed or backed by the full faith and credit of the U.S. Government, such as those issued by Fannie Mae and Freddie Mac. The Fund seeks to invest its assets in investment grade securities, but may invest without limit in fixed-income products that are rated below investment grade (i.e., “high yield” or “junk” ratings).
The weighted average life of the Fund’s MBS investments will generally range from between 0 and 10 years. Weighted average life is a measure of the average amount of time that unpaid principal on a loan, mortgage, or bond remains outstanding. Typically, the duration of the Fund’s portfolio is less than 5 years. Duration is a measure of the sensitivity of a fixed-income security to a change in interest rate. For every 1% change in interest rates, a bond’s price will change by 1% for every year of duration.
The Fund may invest in other fixed-income securities, including commercial MBS (“CMBS”) and asset-backed securities (including securities backed by consumer credit, auto loans, and aircraft leases) (“ABS”).
To the extent the Fund holds positions that are sensitive to interest rate volatility, the Fund may engage in hedging techniques to manage its exposure to interest rate risk such as by investing in exchange-traded and over-the-counter derivatives, including futures, options and swaps, such as interest rate swaps, credit default swaps, total return swaps, swaptions, and to-be-announced (“TBA”) securities. The Fund may engage in leverage through the use of repurchase agreements or borrowing, subject to the limits of the Investment Company Act of 1940, as amended (the “1940 Act”).
In selecting portfolio securities, the Advisor undertakes a bottom-up analysis on collateral characteristics and capital structure to find both deep value investments and trading opportunities. The Advisor’s bottom-up analysis focuses on individual security selection. In seeking deep value investments, the Advisor seeks securities whose market price is significantly lower than the Advisor’s estimate of the security’s true value. The Advisor will overlay this analysis with a top-down macro qualitative analysis, which contains but is not limited to key factors, such as economic outlook, interest rates and real estate fundamentals. The Advisor regularly analyzes portfolio positions and actively sells investments that it believes are not optimal for the portfolio. The Advisor seeks to achieve a risk-adjusted return by continuously evaluating Fund assets against current risk-free rates of return of available bonds in the market, typically treasuries and other government-backed securities. A risk-adjusted return measures an investment’s profit after taking into account the degree of risk that was taken to achieve it. For example, if two or more investments have the same return over a given time period, the one that has the lowest risk will have a better risk-adjusted return. The risk is measured in comparison to that of a virtually risk-free investment such as Treasuries. The Advisor’s active management of the Fund’s portfolio may result in high portfolio turnover rates of 100% or more.
Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of its net assets in mortgage-backed securities (“MBS”).